United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 05/31/15

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—33.0%
		U.S. Treasury Bonds—10.2%
$3,250,000		2.500%, 2/15/2045	$2,988,984
6,500,000		2.750%, 8/15/2042	6,302,664
1,000,000		3.000%, 11/15/2044	1,020,156
2,000,000		3.125%, 2/15/2043	2,084,344
6,000,000		3.375%, 5/15/2044	6,562,687
18,250,000		3.625%, 8/15/2043	20,861,747
14,000,000		4.375%, 5/15/2041	17,944,063
2,250,000		4.625%, 2/15/2040	2,966,801
3,000,000		4.750%, 2/15/2041	4,047,797
		TOTAL	64,779,243
		U.S. Treasury Notes—22.8%
18,000,000	[1]	0.500%, 2/28/2017 - 4/30/2017	17,978,106
12,000,000		1.000%, 5/15/2018	12,024,374
21,000,000	[1]	1.375%, 2/29/2020 - 4/30/2020	20,907,766
9,000,000		1.500%, 11/30/2019	9,039,235
15,000,000	[1]	1.625%, 12/31/2019 - 11/15/2022	15,074,199
10,000,000		1.750%, 3/31/2022	9,928,435
9,000,000	[1]	2.000%, 2/15/2025	8,896,365
18,000,000		2.250%, 4/30/2021	18,538,999
20,000,000	[1]	2.500%, 8/15/2023 - 5/15/2024	20,715,663
2,000,000		2.625%, 11/15/2020	2,104,691
10,000,000		2.750%, 2/15/2024	10,555,952
		TOTAL	145,763,785
		TOTAL U.S. TREASURY (IDENTIFIED COST $202,299,753)	210,543,028
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
68,682		2.215%, 7/1/2035	72,998
178,728		2.400%, 11/1/2035	190,453
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $246,223)	263,451
		GOVERNMENT AGENCIES—20.1%
		Federal Farm Credit System—0.9%
1,000,000		4.250%, 4/16/2018	1,093,234
2,000,000		5.050%, 8/1/2018	2,246,967
1,000,000		5.375%, 11/10/2020	1,189,316
1,000,000		5.550%, 8/1/2017	1,102,360
249,000		5.800%, 11/10/2021	306,640
		TOTAL	5,938,517
		Federal Home Loan Bank System—5.1%
10,000,000		0.625%, 5/30/2017	9,974,646
1,000,000		2.125%, 6/10/2022	1,002,513
4,500,000		2.625%, 12/10/2021	4,677,371
10,000,000		3.625%, 3/12/2021	11,002,846
4,000,000		4.125%, 12/13/2019 - 3/13/2020	4,443,120

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$1,500,000		4.250%, 3/9/2018	$1,636,003
		TOTAL	32,736,499
		Federal Home Loan Mortgage Corporation—3.7%
23,000,000	[1]	2.375%, 1/13/2022	23,597,358
70,000		6.750%, 9/15/2029	103,135
		TOTAL	23,700,493
		Federal National Mortgage Association—5.5%
2,500,000		0.875%, 12/20/2017	2,500,665
11,000,000		1.550%, 10/4/2019	10,965,180
6,000,000		1.625%, 1/21/2020	6,022,313
10,000,000		1.750%, 11/26/2019	10,106,188
5,000,000	[1]	2.625%, 9/6/2024	5,107,486
		TOTAL	34,701,832
		Tennessee Valley Authority Bonds—4.9%
2,000,000		5.250%, 9/15/2039	2,509,854
26,000,000		5.500%, 7/18/2017	28,524,725
		TOTAL	31,034,579
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $123,228,357)	128,111,920
		MORTGAGE-BACKED SECURITIES—4.8%
		Federal Home Loan Mortgage Corporation—0.1%
106,400		4.500%, 11/1/2018	111,113
253,766		5.500%, 11/1/2020	274,620
26,572		6.000%, 8/1/2017	27,733
197		6.500%, 12/1/2015	199
		TOTAL	413,665
		Federal National Mortgage Association—2.1%
11,550,296		2.500%, 10/1/2029 - 1/1/2030	11,814,689
338,084		5.000%, 10/1/2017 - 1/1/2035	367,926
340,766		5.500%, 2/1/2023 - 6/1/2025	377,231
503,710		6.000%, 2/1/2026 - 1/1/2037	576,400
		TOTAL	13,136,246
		Government Agency—2.3%
14,253,680	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	14,171,338
327,357	[2,3]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	317,185
		TOTAL	14,488,523
		Government National Mortgage Association—0.3%
990,791		4.000%, 5/15/2025	1,052,150
375,618		5.000%, 3/15/2023	407,640
465,295		5.500%, 2/15/2023 - 5/15/2038	519,968
171,686		6.000%, 1/20/2029 - 3/15/2032	198,708
63,217		6.500%, 10/15/2031	74,278
20,403		7.500%, 10/15/2026 - 10/15/2027	24,443
		TOTAL	2,277,187
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,251,082)	30,315,621
		COMMERCIAL MORTGAGE-BACKED SECURITIES—29.2%
		Agency Commercial Mortgage-Backed Securities—29.2%
7,397,093		FHLMC REMIC KS02 A, 0.556%, 8/25/2023	7,397,076
4,797,533		FHLMC REMIC K702 A1, 0.565%, 7/25/2020	4,811,426

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$10,049,220	FHLMC REMIC K017 A1, 1.891%, 12/25/2020	$10,176,196
6,360,170	FHLMC REMIC K714 A1, 2.075%, 12/25/2019	6,477,151
7,000,000	FHLMC REMIC KSMC A2, 2.615%, 1/25/2023	7,068,499
20,500,000	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,320,078
13,390,040	FHLMC REMIC K014 A1, 2.788%, 10/25/2020	13,876,528
3,730,921	FHLMC REMIC K029 A1, 2.839%, 10/25/2022	3,883,764
14,830,664	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	15,413,821
19,219,541	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	20,175,527
1,000,000	FHLMC REMIC K031 A2, 3.300%, 4/25/2023	1,059,784
8,765,178	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	9,114,761
2,000,000	FHLMC REMIC K003 A4, 5.053%, 1/25/2019	2,223,068
14,511,201	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	14,543,694
9,649,563	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	9,712,929
12,790,691	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	13,003,287
9,105,808	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	9,263,328
650,000	FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	651,865
16,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,528,266
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $183,912,371)	186,701,048
	COLLATERALIZED MORTGAGE OBLIGATIONS—11.0%
	Federal Home Loan Mortgage Corporation—1.2%
99,902	REMIC 2411 FJ, 0.536%, 12/15/2029	99,733
363,274	REMIC 2458 FB, 1.186%, 1/15/2032	371,195
53,365	REMIC 2534 FI, 1.086%, 2/15/2032	54,339
39,963	REMIC 2555 B, 4.250%, 1/15/2018	41,237
4,064,897	REMIC 2601 DA, 4.000%, 4/15/2023	4,310,666
2,499,040	REMIC 3322 FB, 0.576%, 5/15/2037	2,501,916
	TOTAL	7,379,086
	Federal National Mortgage Association—5.6%
2,743	REMIC 1988-16 B, 9.500%, 6/25/2018	2,915
1,211	REMIC 1989-35 G, 9.500%, 7/25/2019	1,320
836,042	REMIC 1999-51 F, 0.683%, 9/17/2029	839,675
23,823	REMIC 2003-16 CB, 4.000%, 2/25/2033	24,428
459,689	REMIC 2006-58 FP, 0.485%, 7/25/2036	460,361
752,660	REMIC 2006-85 PF, 0.565%, 9/25/2036	758,295
1,137,213	REMIC 2007-46 FA, 0.555%, 5/25/2037	1,138,262
1,290,484	REMIC 2008-17 PA, 4.500%, 10/25/2037	1,358,587
2,509,606	REMIC 2009-14 PB, 3.500%, 3/25/2024	2,625,940
12,539,097	REMIC 2012-116 FA, 0.485%, 10/25/2042	12,517,888
11,988,143	REMIC 2012-119 FB, 0.535%, 11/25/2042	11,932,487
4,000,000	REMIC 2015-M4 AV2, 2.509%, 7/25/2022	4,070,653
343,383	REMIC 370 F21, 0.485%, 6/25/2036	343,780
	TOTAL	36,074,591
	Government National Mortgage Association—4.2%
26,885,623	REMIC 2013-H16 FA, 0.718%, 7/20/2063	26,934,071
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $70,302,653)	70,387,748

Principal Amount		Value
	REPURCHASE AGREEMENTS—8.9%
$10,930,000	Interest in $820,000,000 joint repurchase agreement 0.10%, dated 5/29/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970.	$10,930,000
45,587,000	Interest in $820,000,000 joint repurchase agreement 0.10%, dated 5/29/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970 (purchased with proceeds from securities lending collateral).	45,587,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	56,517,000
	TOTAL INVESTMENTS—107.0% (IDENTIFIED COST $666,757,439)[4]	682,839,816
	OTHER ASSETS AND LIABILITIES - NET— (7.0)%[5]	(44,471,206)
	TOTAL NET ASSETS—100%	$638,368,610
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$44,371,989	$45,587,000
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $14,488,523, which represented 2.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $14,488,523, which represented 2.3% of total net assets.
4	At May 31, 2015, the cost of investments for federal tax purposes was $666,757,439. The net unrealized appreciation of investments for federal tax purposes was $16,082,377. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,442,329 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,359,952.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Trust determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Trust normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015